Label	Element	Value
U.S. Diversified Real Estate ETF | Vivmark Residential
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.90%
U.S. Diversified Real Estate ETF | Equinix, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.30%
U.S. Diversified Real Estate ETF | Four Corners Property Trust, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
U.S. Diversified Real Estate ETF | Prologis, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
U.S. Diversified Real Estate ETF | Digital Realty Trust, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.60%
U.S. Diversified Real Estate ETF | Welltower, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
U.S. Diversified Real Estate ETF | Kilroy Realty Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.80%
U.S. Diversified Real Estate ETF | American Homes 4 Rent
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.60%
U.S. Diversified Real Estate ETF | Simon Property Group, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.60%
U.S. Diversified Real Estate ETF | Easterly Government Properties, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.60%
U.S. Diversified Real Estate ETF | Multi-Family Residential REITs
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	16.10%
U.S. Diversified Real Estate ETF | Office REITs
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.30%
U.S. Diversified Real Estate ETF | Retail REITs
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	14.40%
U.S. Diversified Real Estate ETF | Industrial REITs
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	14.40%
U.S. Diversified Real Estate ETF | Health Care REITs
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.30%
U.S. Diversified Real Estate ETF | Data Center REITs
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.90%
U.S. Diversified Real Estate ETF | Single-Family Residential REITs
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.70%
U.S. Diversified Real Estate ETF | Hotels, Resorts & Cruise Lines
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.20%
U.S. Diversified Real Estate ETF | Other Specialized REITs
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
U.S. Diversified Real Estate ETF | Cash & Other
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.60%